Argentina’s Hyperinflationary Economy (Tables)	12 Months Ended
Dec. 31, 2019
Hyperinflationary Reporting [Abstract]
Hyperinflationary general price index

The general price indices used at the close of the reporting periods are as follows:

General price index
Historical inflation accumulated up to December 31, 2017	652.29%
From January to December 2018	47.84%
From January to December 2019	53.64%

Effects of hyperinflation on Consolidated Statements of Financial Position and Comprehensive Income

	Initial balance as of 1-1-2019	Hyperinflation effects during period	Translation difference	Final hyperinflation balance as of 12-31-2019
	ThUS$	ThUS$	ThUS$	ThUS$
ASSETS
Current inventories	5,074	25,671	(1,881)	28,864
TOTAL CURRENT ASSETS	5,074	25,671	(1,881)	28,864
Investments accounted for using the equity method	388	79	(144)	323
Intangible assets other than goodwill	8,186	7,617	(3,037)	12,766
Goodwill	23,434	8,858	(8,694)	23,598
Property, plant and equipment	1,175,374	570,096	(436,054)	1,309,416
Deferred tax assets	-	20,861	-	20,861
TOTAL NON-CURRENT ASSETS	1,207,382	607,511	(447,929)	1,366,964
TOTAL ASSETS	1,212,456	633,182	(449,810)	1,395,828
LIABILITIES
Deferred tax liabilities	265,047	145,945	(98,330)	312,662
TOTAL NON-CURRENT LIABILITIES	265,047	145,945	(98,330)	312,662
TOTAL LIABILITIES	265,047	145,945	(98,330)	312,662
EQUITY
Equity attributable to the owners of the parent	664,005	347,305	(246,340)	764,970
Non-controlling interests	283,404	139,932	(105,140)	318,196
TOTAL EQUITY	947,409	487,237	(351,480)	1,083,166
TOTAL EQUITY AND LIABILITIES	1,212,456	633,182	(449,810)	1,395,828